Acquisitions - Acquisition of Call Right Projects (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Fairwinds and Crundale
Acquisition of Call Right Projects [Line Items]
Current Assets	$ 3,260
Property, plant and equipment	118,197
Non-current assets	899
Total assets acquired	122,356
Long-term debt	61,982
Other liabilities	37,741
Total liabilities assumed	99,723
Net assets acquired	22,633
DG 2014 Portfolio 1
Acquisition of Call Right Projects [Line Items]
Current Assets	1,380
Property, plant and equipment	55,358
Non-current assets	0
Total assets acquired	56,738
Long-term debt	1,185
Other liabilities	17,596
Total liabilities assumed	18,781
Net assets acquired	37,957
DG 2015 Portfolio 2
Acquisition of Call Right Projects [Line Items]
Current Assets	0
Property, plant and equipment	5,489
Non-current assets	0
Total assets acquired	5,489
Long-term debt	0
Other liabilities	0
Total liabilities assumed	0
Net assets acquired	5,489
Total
Acquisition of Call Right Projects [Line Items]
Current Assets	4,640
Property, plant and equipment	179,044
Non-current assets	899
Total assets acquired	184,583
Long-term debt	63,167
Other liabilities	55,337
Total liabilities assumed	118,504
Net assets acquired	$ 66,079